UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of September 30, 2006

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Growth Advantage Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 100.1%
	Common Stocks — 100.1%
	Aerospace & Defense — 2.7%
11	General Dynamics Corp.	$767
8	Precision Castparts Corp.	508
11	United Technologies Corp.	697

		1,972

	Biotechnology — 2.9%
8	Amylin Pharmaceuticals, Inc. (a)	361
20	Celgene Corp. (a)	844
13	Gilead Sciences, Inc. (a)	904

		2,109

	Capital Markets — 4.7%
6	Affiliated Managers Group, Inc. (a) (m)	626
26	E*Trade Financial Corp. (a)	610
19	Investment Technology Group, Inc. (a)	868
17	Lazard Ltd., Class A (Bermuda)	685
14	T. Rowe Price Group, Inc.	651

		3,440

	Chemicals — 0.1%
4	Rockwood Holdings, Inc. (a)	74

	Commercial Banks — 2.1%
26	Wells Fargo & Co.	930
7	Zions Bancorp	582

		1,512

	Commercial Services & Supplies — 3.8%
21	Brady Corp., Class A	724
6	Corporate Executive Board Co. (The)	566
15	Corrections Corp. of America (a)	636
12	Stericycle, Inc. (a)	838

		2,764

	Communications Equipment — 4.9%
61	Cisco Systems, Inc. (a)	1,391
48	Corning, Inc. (a)	1,172
13	Harris Corp.	561
13	QUALCOMM, Inc.	487

		3,611

	Computers & Peripherals — 3.2%
15	Apple Computer, Inc. (a)	1,167
17	Hewlett-Packard Co.	609
24	Seagate Technology (Cayman Islands) (a)	559

		2,335

	Diversified Consumer Services — 0.7%
8	ITT Educational Services, Inc. (a)	537

	Diversified Telecommunication Services — 1.2%
47	Time Warner Telecom, Inc., Class A (a)	890

	Electrical Equipment — 2.4%
22	General Cable Corp. (a)	846
20	Roper Industries, Inc.	877

		1,723

	Electronic Equipment & Instruments — 3.2%
28	Amphenol Corp., Class A	1,740
21	Jabil Circuit, Inc.	599

		2,339

	Energy Equipment & Services — 2.1%
11	ENSCO International, Inc.	487
7	National Oilwell Varco, Inc. (a)	433
10	Schlumberger Ltd.	645

		1,565

	Food & Staples Retailing — 1.9%
26	CVS Corp.	830
18	Safeway, Inc.	559

		1,389

	Gas Utilities — 0.7%
6	Questar Corp.	491

	Health Care Equipment & Supplies — 1.4%
15	DJO, Inc. (a)	617
9	Hologic, Inc. (a)	370

		987

	Health Care Providers & Services — 5.3%
14	Caremark Rx, Inc.	816
28	DaVita, Inc. (a)	1,610
16	Lincare Holdings, Inc. (a)	537

JPMorgan Growth Advantage Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

12	Omnicare, Inc.	519
8	Triad Hospitals, Inc. (a)	349

		3,831

	Health Care Technology — 1.1%
34	Per-Se Technologies, Inc. (a)	772

	Hotels, Restaurants & Leisure — 3.8%
16	Four Seasons Hotels, Inc. (Canada)	1,015
17	International Game Technology	697
20	Scientific Games Corp., Class A (a)	643
6	Wynn Resorts Ltd. (a)	435

		2,790

	Insurance — 2.7%
7	Everest Re Group Ltd. (Barbados)	663
15	Hanover Insurance Group, Inc. (The)	683
25	Security Capital Assurance Ltd. (Bermuda) (a)	599

		1,945

	Internet & Catalog Retail — 0.7%
19	Coldwater Creek, Inc. (a)	538

	Internet Software & Services — 1.5%
3	Google, Inc., Class A (a)	1,085

	IT Services — 3.9%
30	Alliance Data Systems Corp. (a) (m)	1,664
10	CheckFree Corp. (a)	418
26	VeriFone Holdings, Inc. (a)	748

		2,830

	Leisure Equipment & Products — 0.9%
17	Pool Corp.	666

	Life Sciences Tools & Services — 1.1%
12	Covance, Inc. (a)	810

	Machinery — 0.6%
6	Parker-Hannifin Corp.	443

	Marine — 1.0%
12	American Commercial Lines, Inc. (a)	731

	Media — 1.0%
20	Comcast Corp., Class A (a)	741

	Multiline Retail — 2.2%
24	Federated Department Stores, Inc.	1,032
9	Kohl’s Corp. (a)	591

		1,623

	Oil, Gas & Consumable Fuels — 2.6%
9	Apache Corp.	588
20	Southwestern Energy Co. (a)	591
17	XTO Energy, Inc.	729

		1,908

	Pharmaceuticals — 6.6%
23	Abbott Laboratories	1,122
7	Allergan, Inc. (m)	766
26	Merck & Co., Inc.	1,089
50	Schering-Plough Corp.	1,111
14	Wyeth	709

		4,797

	Semiconductors & Semiconductor Equipment — 5.0%
13	Broadcom Corp., Class A (a)	395
13	Diodes, Inc. (a)	553
54	Integrated Device Technology, Inc. (a)	872
14	KLA-Tencor Corp.	618
14	MEMC Electronic Materials, Inc. (a)	524
23	NVIDIA Corp. (a)	692

		3,654

	Software — 9.3%
26	Amdocs Ltd. (United Kingdom) (a)	1,037
52	BEA Systems, Inc. (a)	788
22	Citrix Systems, Inc. (a)	804
16	Electronic Arts, Inc. (a)	874
74	Microsoft Corp.	2,009
33	Oracle Corp. (a)	591
13	Red Hat, Inc. (a)	276
11	Salesforce.com, Inc. (a)	384

		6,763

JPMorgan Growth Advantage Fund

Schedule of Portfolio Investments
As of September 30, 2006 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Specialty Retail — 8.8%
13	Best Buy Co., Inc.	694
13	Children’s Place Retail Stores, Inc. (The) (a)	832
28	GameStop Corp., Class A (a)	1,277
32	PetSmart, Inc.	883
28	Staples, Inc.	686
22	Tiffany & Co.	727
32	TJX Cos., Inc.	883
18	United Auto Group, Inc.	415

		6,397

	Textiles, Apparel & Luxury Goods — 0.7%
8	Polo Ralph Lauren Corp.	537

	Tobacco — 1.4%
13	Altria Group, Inc.	1,010

	Wireless Telecommunication Services — 1.9%
21	America Movil S.A. de C.V., ADR, Series L (Mexico)	823
16	American Tower Corp., Class A (a)	577

		1,400

	Total Common Stocks (Cost $62,950)	73,009

Principal Amount ($)

	Investments of Cash Collateral for Securities Loaned — 8.8%
	Certificates of Deposit — 2.3%
300	Credit Suisse First Boston, New York, FRN, 5.40%, 10/17/06	300
400	Deutsche Bank, New York, FRN 5.47%, 01/22/08	400
300	Norinchukin Bank, New York, 5.32%, 10/24/06	300
300	Royal Bank of Canada, New York, FRN, 5.30%, 11/13/06	300
375	Societe Generale, New York, FRN, 5.32%, 06/20/07	375

		1,675

	Commercial Paper — 0.8%
299	Concord Minutemen C.C. LLC, 5.29%, 10/20/06	299
298	Fenway Funding LLC, 5.33%, 10/23/06	298

		597

	Corporate Notes — 3.9%
300	Alliance and Leister plc, FRN, 5.32%, 10/29/07	300
400	American Express Credit Corp., FRN, 5.33%, 06/12/07	400
300	Bank of America, FRN, 5.31%, 11/07/06	300
250	Banque Federative Du Credit Mutuel, FRN, 5.33%, 07/13/07	250
400	Beta Finance, Inc., FRN, 5.44%, 03/15/07	400
300	CDC Financial Products, Inc., FRN, 5.43%, 10/30/06	300
300	Citigroup Global Markets, Inc., FRN, 5.45%, 10/06/06	300
250	Links Finance LLC, FRN, 5.42%, 10/06/06	250
350	Sigma Finance, Inc., FRN, 5.37%, 10/24/07	350

		2,850

	Repurchase Agreements — 1.8%
299	Bank of America Securities LLC, 5.39%, dated 9/29/06, due 10/02/06, repurchase price $299, collateralized by U.S. Government Agency Mortgages	299
1,000	Bear Stearns Cos., Inc., 5.38%, dated, 9/29/06, due 10/02/06, repurchase price $1,000, collateralized by U.S. Government Agency Mortgages	1,000

		1,299

	Total Investments of Cash Collateral for Securities Loaned (Cost $6,421)	6,421

	Total Investments — 108.9% (Cost $69,371)	79,430
	Liabilities in Excess of Other Assets — (8.9)%	(6,515)

	NET ASSETS — 100.0%	$72,915

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depository Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2006.

As of September 30, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,819
Aggregate gross unrealized depreciation	(760)

Net unrealized appreciation/depreciation	$10,059

Federal income tax cost of investments	$69,371

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

November 29, 2006

By:	/s/ Stephanie J. Dorsey

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

November 29, 2006